Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

March 5, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Two Roads Shared Trust (the “Trust”)

(1933 Act Registration No. 333-182417)

(1940 Act Registration No. 811-22718)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Prospectuses and Statement of Additional Information dated February 28, 2019 for the Trust’s Wealthfront Risk Parity Fund, Conductor Global Equity Value Fund, Superfund Managed Futures Strategy Fund, Anfield Universal Fixed Income Fund, Affinity World Leaders Equity ETF, Recurrent MLP & Infrastrucutre Fund, LeaderShares AlphaFactor US Core Equity ETF, Redwood Managed Volatility Fund, the Redwood AlphaFactor® Tactical Core Fund, the Redwood Managed Municipal Income Fund, the Redwood Activist LeadersTM Fund, the Redwood AlphaFactor® Tactical International Fund, and Redwood Systematic Macro Trend (“SMarT”) Fund, that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Trust’s Post-Effective Amendment No. 190, 191, 192, 193, 194, 195, 196 and 197, respectively, to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, which were filed on February 28, 2019.

Questions and comments concerning the enclosed materials may be directed to me at (215) 988-2497.

Sincerely,

/s/Catherine A. DiValentino

Catherine A. DiValentino